Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, R$ in Millions, $ in Billions					1 Months Ended										6 Months Ended		12 Months Ended
	Jan. 18, 2018 MXN ($)	Jan. 18, 2018 BRL (R$)	Feb. 14, 2014 MXN ($)	Feb. 14, 2014 USD ($)	Jan. 31, 2018 MXN ($)	Jan. 31, 2018 BRL (R$)	Aug. 31, 2016 MXN ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 BRL (R$)	May 31, 2015 MXN ($)	May 31, 2015 USD ($)	Jan. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 MXN ($)	Jan. 18, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Jul. 31, 2017 MXN ($)	Jul. 31, 2017 COP ($)	Dec. 31, 2016 BRL (R$)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2012 MXN ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 MXN ($)	Nov. 30, 2008
Disclosure of commitments and contingencies [line items]
Rent expense																	$ 35,571,283,000				$ 32,300,963,000		$ 22,015,761,000
Commitments for acquisition of equipment																	13,186,926,000								$ 666,454
Monetary correction in a total amount of regulatory matters					$ 20,336,995,000	R$ 3,400.0
Amount of fine			$ 2,738,479,000	$ 138,400
Arbitration proceeding payment																												$ 18,547,629,000	$ 3,155
Number of loactions alleged for monopoly			5	5
Percent of fine posted as guarantee			50.00%	50.00%
Additional income tax in connection with amortization of brand name and customer base																	581,971,000			€ 24.5
Mobile termination provision [member]
Disclosure of commitments and contingencies [line items]
Provision																	494,488,000
Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision																	5,084,249,000									R$ 850.0
Third Party Disputes [member]
Disclosure of commitments and contingencies [line items]
Provision																	2,350,717,000									393.0
Third-party disputes, aggregate claim amount																	25,307,596,000		R$ 4,231.0
Claro Brasil [member] | Civil [member]
Disclosure of commitments and contingencies [line items]
Provision																					939,091,000									R$ 157.0
Claims																					29,458,736,000	R$ 4,925.0
Claro Brasil [member] | Environmental [member]
Disclosure of commitments and contingencies [line items]
Provision																	65,796,000									11.0
Claims																	4,019,547,000		672.0
Claro Brasil [member] | Labor [member]
Disclosure of commitments and contingencies [line items]
Provision																	2,667,735,000									446.0
Claims																	53,952,852,000		R$ 9,020.0
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (Conecel) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine							$ 1,622,509,000	$ 82,000
Tax contingencies amount																																	$ 2,354,617,000	$ 119,000
Income taxes paid											$ 1,278,221,000	$ 64,600					892,499,000	$ 45,106
Fine posted as guarantee							817,191,000																								$ 41,300
Telmex [member]
Disclosure of commitments and contingencies [line items]
Percentage of capital stock																																				51.00%
Fine imposed on alleged merger													$ 14,414,000
ICMS related matters [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision																	3,541,030,000									592.0
CSLL and IRPJ [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision																	3,158,216,000									528.0
Claro Brasil [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount related to undue amortization of goodwill																	12,728,566,000									2,128.0
PIS and COFINS [member]
Disclosure of commitments and contingencies [line items]
Tax amount in dispute																	20,636,069,000									3,450.0
Tax assessments related to offset in non-cumulative method																	9,426,795,000									1,576.0
PIS and COFINS [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision																	20,743,735,000									3,468.0
FUST/FUNTTEL [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision																	11,963,000									2.0
Brazilian ministry of communications [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision																					5,981,000									1.0
ISS [member] | Legal proceedings provision [member]
Disclosure of commitments and contingencies [line items]
Provision																	$ 29,907,000									5.0
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price																	60.00%	60.00%	60.00%	60.00%
Agencia Nacional de telecomunicacoes [member] | Claro Brasil [member]
Disclosure of commitments and contingencies [line items]
Provision																	$ 645,999,000									108.0
Other regulatory disputes, aggregate amount																	$ 12,267,993,000		R$ 2,051.0
Agencia Nacional de telecomunicacoes [member] | Claro Brasil [member] | Reversible assets [member]
Disclosure of commitments and contingencies [line items]
Amount of fine									$ 59,815,000	R$ 10.0					$ 59,815,000	R$ 10.0
Deposits in an escrow account									$ 5,203,878,000						$ 5,203,878,000								$ 5,203,878,000									R$ 870.0
Description of imposed the obligations																	To make a deposit within 180 days of approximately Ps.5,203,878 (R$870 million) in an escrow account to buy other assets which would be subject to reversion and thereby replace the assets removed. However, if the assets were replaced, Claro Brasil may instead deposit the difference between their sale price and the price of assets purchase to replace them. According to Anatel, such amount represents the value of the assets that were being allegedly removed from the assets list reported to Anatel without a justification for the alleged removal.Within 180 days following Anatel’s decision, the inclusion in all agreements executed after the Reversible Assets Regulation (Regulamento de Bens Reversíveis) came into effect, of mandatory provisions related, among others, to the indispensability of those assets for the provision of the services under the concessions, Anatel’s subrogation rights under those agreements and the obligation of their counterparty not to encumber the assets used by Claro Brasil thereunder.	To make a deposit within 180 days of approximately Ps.5,203,878 (R$870 million) in an escrow account to buy other assets which would be subject to reversion and thereby replace the assets removed. However, if the assets were replaced, Claro Brasil may instead deposit the difference between their sale price and the price of assets purchase to replace them. According to Anatel, such amount represents the value of the assets that were being allegedly removed from the assets list reported to Anatel without a justification for the alleged removal.Within 180 days following Anatel’s decision, the inclusion in all agreements executed after the Reversible Assets Regulation (Regulamento de Bens Reversíveis) came into effect, of mandatory provisions related, among others, to the indispensability of those assets for the provision of the services under the concessions, Anatel’s subrogation rights under those agreements and the obligation of their counterparty not to encumber the assets used by Claro Brasil thereunder.	To make a deposit within 180 days of approximately Ps.5,203,878 (R$870 million) in an escrow account to buy other assets which would be subject to reversion and thereby replace the assets removed. However, if the assets were replaced, Claro Brasil may instead deposit the difference between their sale price and the price of assets purchase to replace them. According to Anatel, such amount represents the value of the assets that were being allegedly removed from the assets list reported to Anatel without a justification for the alleged removal.Within 180 days following Anatel’s decision, the inclusion in all agreements executed after the Reversible Assets Regulation (Regulamento de Bens Reversíveis) came into effect, of mandatory provisions related, among others, to the indispensability of those assets for the provision of the services under the concessions, Anatel’s subrogation rights under those agreements and the obligation of their counterparty not to encumber the assets used by Claro Brasil thereunder.	To make a deposit within 180 days of approximately Ps.5,203,878 (R$870 million) in an escrow account to buy other assets which would be subject to reversion and thereby replace the assets removed. However, if the assets were replaced, Claro Brasil may instead deposit the difference between their sale price and the price of assets purchase to replace them. According to Anatel, such amount represents the value of the assets that were being allegedly removed from the assets list reported to Anatel without a justification for the alleged removal.Within 180 days following Anatel’s decision, the inclusion in all agreements executed after the Reversible Assets Regulation (Regulamento de Bens Reversíveis) came into effect, of mandatory provisions related, among others, to the indispensability of those assets for the provision of the services under the concessions, Anatel’s subrogation rights under those agreements and the obligation of their counterparty not to encumber the assets used by Claro Brasil thereunder.
Agencia Nacional de telecomunicacoes [member] | Claro Brasil [member] | New decision to eliminate obligation [member] | Reversible assets [member]
Disclosure of commitments and contingencies [line items]
Amount of fine	$ 14,954,000	R$ 2.5
Deposits in an escrow account	$ 5,203,878,000																							R$ 870.0
Mobiltel EAD [member] | Tax assessment one [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	$ 539,214,000										€ 22.7
Mobiltel EAD [member] | Tax assessment three [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	1,482,245,000										62.4
Bank guarantees to secure the tax liability																	1,496,498,000										€ 63.0
Tax contingent liability [member] | Star one [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	23,668,673,000									3,957.0
Tax contingent liability [member] | ICMS related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	64,749,404,000									10,825.0
Tax contingent liability [member] | Claro Brasil and Americe [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	7,363,189,000									1,231.0
Tax contingent liability [member] | Primesys [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	4,510,028,000									754.0
Tax contingent liability [member] | CSLL and IRPJ [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	20,929,161,000									3,499.0
Tax contingent liability [member] | PIS and COFINS [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	32,999,765,000									5,517.0
Tax contingent liability [member] | FUST/FUNTTEL [member]
Disclosure of commitments and contingencies [line items]
Provision																	17,107,002,000									2,860.0
Tax contingent liability [member] | Brazilian ministry of communications [member]
Disclosure of commitments and contingencies [line items]
Provision																					$ 5,736,229,000									R$ 959.0
Tax contingent liability [member] | ISS [member]
Disclosure of commitments and contingencies [line items]
Provision																	3,535,048,000									591.0
Contingent liabilities [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	12,620,900,000									2,110.0
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount																	13,793,268,000									2,306.0
Legal proceedings contingent liability [member]
Disclosure of commitments and contingencies [line items]
Provision																	3,983,658,000									R$ 666.0
Mexican tax administration service [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss														$ 0
Mexican tax administration service [member] | Previously stated [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss														8,556,000,000
Mexican tax administration service [member] | Tax contingent liability [member]
Disclosure of commitments and contingencies [line items]
Tax assessment related to tax return														$ 529,700,000
Mexican tax administration service [member] | Tax contingent liability [member] | America Central Tel, S.A de C.V [member]
Disclosure of commitments and contingencies [line items]
Tax assessment for alleged tax improprieties							$ 1,244,000,000
Mexican tax administration service [member] | Tax contingent liability [member] | Sercotel [member]
Disclosure of commitments and contingencies [line items]
Tax assessment for alleged tax improprieties																																			$ 1,400,000,000
Purchase commitment for resale of cellular phones [member] | Telephone manufacturers [member]
Disclosure of commitments and contingencies [line items]
Purchase commitments with telephone manufacturers for resale cellular phones																	$ 12,307,327,000								$ 622,000
Telephone plant with switching transmission [member]
Disclosure of commitments and contingencies [line items]
Completion period for projects under construction																	6 months	6 months	6 months	6 months
Telephone Plant Other Than Switching Transmission [member]
Disclosure of commitments and contingencies [line items]
Completion period for projects under construction																	2 years	2 years	2 years	2 years